Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended			15 Months Ended	18 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended		34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended	240 Months Ended
	Apr. 03, 2024	May 25, 2017	Mar. 31, 2016	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2018	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2017	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2019	Mar. 31, 2026	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
PGIM US Real Estate Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name								Class A with sales charges
Accumulated Value			$ 9,449.96							$ 9,545.19						$ 9,319.72		$ 11,626.90		$ 9,940.21		$ 13,534.74		$ 17,418.74		$ 13,747.31		$ 15,508.65		$ 17,221.95	$ 18,582.96
PGIM US REAL ESTATE FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name								Class C with sales charges
Accumulated Value			10,000.00							10,026.13						9,713.88		12,026.50		10,212.74		13,791.75		17,621.13		13,810.71		15,461.59		17,033.09	18,243.37
PGIM US REAL ESTATE FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name								Class Z
Accumulated Value			10,000.00							10,126.50						9,914.37		12,395.68		10,626.50		14,499.09		18,710.79		14,805.23		16,751.34		18,642.33	20,149.75
PGIM US REAL ESTATE FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value		$ 9,999.99					$ 9,669.08							$ 12,099.96			$ 10,373.04		$ 14,153.29		$ 18,264.55		$ 14,452.38		$ 16,352.11		$ 18,202.48		$ 19,701.98
PGIM Short Duration Muni Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class A with sales charges
Accumulated Value			9,775.15							9,751.70						10,032.86		10,393.82		10,469.31		10,992.08		10,472.12		10,535.25		10,846.86		11,141.02	11,571.57
Pgim Short Duration Muni Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name								Class C with sales charges
Accumulated Value			10,000.00							9,901.19						10,110.62		10,396.72		10,394.08		10,835.81		10,247.07		10,208.67		10,410.07		10,587.83	10,883.96
PGIM Short Duration Muni Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name								Class Z
Accumulated Value			10,000.00							9,990.97						10,304.85		10,713.13		10,818.22		11,392.33		10,886.76		10,973.93		11,344.02		11,686.09	12,171.19
Pgim Short Duration Muni Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value		10,000.00					10,156.99							10,549.28			10,652.80		11,232.71		10,736.92		10,825.99		11,193.68		11,534.66		12,017.03
PGIM Conservative Retirement Spending Fund - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value	$ 10,000.00			$ 10,166.76	$ 10,831.86	$ 10,614.58			$ 10,808.56		$ 11,172.12	$ 11,540.65	$ 11,662.12		$ 11,848.76
PGIM Enhanced Retirement Spending Fund - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value	10,000.00			10,208.29	11,038.32	10,753.38			10,845.35		11,540.20	12,131.75	12,374.94		12,659.42
PGIM Moderate Retirement Spending Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6
Accumulated Value	10,000.00			10,187.69	10,961.72	10,698.89			10,853.61		11,363.49	11,830.67	11,997.18		12,248.48
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value		10,000	10,000				10,032.673491022373			10,015.406399459922				10,572.91576146991		10,281.678852280425	10,979.857140368815	10,835.329634610669	11,584.664314649688	11,252.371071600193	11,066.928518038658	11,872.189222671856	11,095.517822678403	11,341.60351230785	11,442.412972046604	11,370.90238754573	11,581.970489558955	11,726.407281072788	12,079.1115591005	11,869.428538344591	12,378.90837199803
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,428.378916070053	11,042.253455006577	11,308.27850198829	11,126.716443078558		10,825.169270076984	11,717.226477946486	12,009.70221885727	12,985.433298911876	13,330.197866467475	12,183.366600739382	12,752.425216234764	13,356.676259019638	11,333.220701970382	14,625.094857365153	17,719.678400114975	13,604.567049284416	20,492.0618996908	21,270.96605858995	18,908.344648750546	24,598.976533119192	24,558.37462309296	22,697.858740206255	26,584.85622929443	29,480.238933600354	31,317.883581327053	31,912.857657853747	37,594.454235747085	$ 10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Aggregate Bond Index
Accumulated Value	10,000			10,006.526106761865	10,526.470355156676	10,204.1739114165			10,487.966325291269		10,614.526181346779	10,830.027549501228	10,949.176545172153		10,944.04795756097
FTSE NAREIT Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE NAREIT Equity REITs Index
Accumulated Value		10,000	10,000				9,611.523985635			10,356.37169898878				11,616.738039033226		9,889.32803783824	9,146.576058389437	11,952.499246667954	12,602.373988574893	9,410.941615464813	15,940.732581748622	12,966.623255042863	12,876.896490644796	16,401.47118188285	14,234.291685738586	13,249.080343096217	15,649.675854197574	14,645.708638601745	16,719.668234440367	16,102.001975888685	17,202.920587965502
Bloomberg 1-8 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-8 Year Municipal Index
Accumulated Value			10,000							10,040.259058308016						10,109.837213407101		10,502.363031690078		10,734.290215321695		11,178.890250335679		10,767.985296713576		10,950.90145284311		11,177.139856474203		11,481.270785953153	11,923.245230210447
Bloomberg 1-8 Year Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-8 Year Municipal Index
Accumulated Value		$ 10,000	$ 10,000				$ 9,940.19447553286			$ 10,040.259058308016				$ 10,326.133723419673		$ 10,109.837213407101	$ 10,554.169176493395	$ 10,502.363031690078	$ 10,991.308837457169	$ 10,734.290215321695	$ 10,587.29885552127	$ 11,178.890250335679	$ 10,767.14568453186	$ 10,767.985296713576	$ 10,989.587815147464	$ 10,950.90145284311	$ 11,288.615437574088	$ 11,177.139856474203	$ 11,723.17356510822	$ 11,481.270785953153	$ 11,923.245230210447
Conservative Retirement Spending Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Conservative Retirement Spending Fund Custom Benchmark
Accumulated Value	10,000			10,107.205289391673	10,749.84687145833	10,521.530538056992			10,718.731109100456		11,080.747668173168	11,459.85021569742	11,612.042094226801		11,756.429669542069
Enhanced Retirement Spending Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Enhanced Retirement Spending Fund Custom Benchmark
Accumulated Value	10,000			10,114.39259704855	10,865.521112251461	10,598.713777781368			10,705.294746742356		11,325.200159984419	11,879.616962603328	12,126.48418566412		12,294.301841985429
S&P Target Risk Moderate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Risk Moderate Index
Accumulated Value	10,000			10,110.795503459309	10,687.158332126022	10,474.886212605577			10,588.808584465938		11,168.24251328278	11,645.36892413756	11,875.793822188478		11,796.480227924396
Moderate Retirement Spending Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Moderate Retirement Spending Fund Custom Benchmark
Accumulated Value	10,000			10,103.070242903159	10,862.44444232791	10,579.881116454204			10,742.359523563899		11,254.774620953804	11,747.237359376477	11,949.373635938404		12,126.637628794386
S&P Target Risk Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Target Risk Conservative Index
Accumulated Value	$ 10,000			$ 10,086.258952901811	$ 10,644.928534045035	$ 10,425.86520139056			$ 10,569.912538990957		$ 11,044.39457752735	$ 11,451.47069605899	$ 11,650.144618218075		$ 11,591.12747302011